Segmental analysis - Operating profit from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 2,870	£ 3,493	[1]	£ 3,208
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	3,442	3,457		3,773
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,422	1,840		1,988
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,695	1,840		2,118
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,448	1,653		1,220
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,747	1,617		1,655
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	778	1,041		1,361
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,015	1,041		1,372
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	267	487		507
Operating segments | UK Gas Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	303	487		511
Operating segments | US Regulated
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,425	1,734		1,278
Operating segments | US Regulated | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,724	1,698		1,713
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	400	231		62
Unallocated amounts | NG Ventures and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 400	£ 231		£ 177

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).